Schedule of Net Operating Loss Carryforwards Available to Future Income Taxes Subjected to Expiration Periods (Detail) (USD $)	Dec. 31, 2011
United States [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	$ 229,117,915
United States [Member] | 2012 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	4,586,864
United States [Member] | 2018 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	13,760,592
United States [Member] | 2019 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	2,293,432
United States [Member] | 2020 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	1,473,066
United States [Member] | 2021 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	2,769,043
United States [Member] | 2022 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	1,840,300
United States [Member] | 2023 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	2,031,270
United States [Member] | 2024 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	3,353,481
United States [Member] | 2025 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	2,293,432
United States [Member] | 2026 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	2,293,432
United States [Member] | 2027 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	9,937,230
United States [Member] | 2028 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	29,631,134
United States [Member] | 2029 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	33,916,312
United States [Member] | 2030 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	50,887,617
United States [Member] | 2031 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	68,050,710
Netherlands [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	14,728,132
Netherlands [Member] | 2016 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	3,869,995
Netherlands [Member] | 2017 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	4,265,206
Netherlands [Member] | 2018 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	4,692,440
Netherlands [Member] | 2019 [Member]
Income Tax And Carryforwards [Line Items]
The Netherlands Net Operating Tax Loss Carryforwards	$ 1,900,491